Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
June 30, 2025
F45-NPRT1-0825
1.833436.119
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,261,095	9,723,043
Fidelity Series Emerging Markets Debt Fund (b)	13,342,970	108,078,059
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,553,158	34,145,846
Fidelity Series Floating Rate High Income Fund (b)	2,233,091	19,785,190
Fidelity Series High Income Fund (b)	12,968,233	114,120,447
Fidelity Series International Credit Fund (b)	716,530	6,061,843
Fidelity Series International Developed Markets Bond Index Fund (b)	22,081,835	192,553,601
Fidelity Series Investment Grade Bond Fund (b)	668,132	6,748,133
Fidelity Series Long-Term Treasury Bond Index Fund (b)	176,319,159	948,597,075
Fidelity Series Real Estate Income Fund (b)	2,020,480	20,245,213
TOTAL BOND FUNDS (Cost $1,726,119,674)		1,460,058,450

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	34,019,086	450,752,895
Fidelity Series Blue Chip Growth Fund (b)	60,187,817	1,244,082,179
Fidelity Series Commodity Strategy Fund (b)	433,288	39,377,205
Fidelity Series Growth Company Fund (b)	89,100,547	2,234,641,727
Fidelity Series Intrinsic Opportunities Fund (b)	27,946,373	307,410,105
Fidelity Series Large Cap Stock Fund (b)	84,666,408	2,192,013,306
Fidelity Series Large Cap Value Index Fund (b)	38,173,586	658,494,353
Fidelity Series Opportunistic Insights Fund (b)	49,315,931	1,333,995,921
Fidelity Series Small Cap Core Fund (b)	5,732,564	66,841,699
Fidelity Series Small Cap Discovery Fund (b)	18,263,005	197,788,339
Fidelity Series Small Cap Opportunities Fund (b)	29,978,638	437,987,905
Fidelity Series Stock Selector Large Cap Value Fund (b)	103,796,315	1,469,755,819
Fidelity Series Value Discovery Fund (b)	82,603,490	1,335,698,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,106,212,196)		11,968,839,894

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	35,934,890	660,842,625
Fidelity Series Emerging Markets Fund (b)	54,557,802	557,035,156
Fidelity Series Emerging Markets Opportunities Fund (b)	104,080,257	2,229,399,103
Fidelity Series International Growth Fund (b)	86,814,266	1,723,263,176
Fidelity Series International Small Cap Fund (b)	14,784,634	293,327,137
Fidelity Series International Value Fund (b)	112,801,997	1,722,486,497
Fidelity Series Overseas Fund (b)	106,146,061	1,719,566,184
Fidelity Series Select International Small Cap Fund (b)	1,299,683	17,311,780
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,344,307,427)		8,923,231,658

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	11,810,000	11,797,624
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	9,940,000	9,921,710
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	20,420,000	20,365,663
US Treasury Bills 0% 7/3/2025 (d)	4.18	1,850,000	1,849,569
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	18,870,000	18,804,474
US Treasury Bills 0% 8/28/2025 (d)	4.28	5,090,000	5,054,533
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	750,000	742,493
US Treasury Bills 0% 9/4/2025 (d)	4.27	60,000	59,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,595,438)			68,595,605

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $36,495,822)	4.32	36,488,524	36,495,821

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,281,730,557)	22,457,221,428
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,404,312)
NET ASSETS - 100.0%	22,449,817,116

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,210	Sep 2025	296,327,850	2,535,103	2,535,103
ICE MSCI Emerging Markets Index Contracts (United States)	1,994	Sep 2025	122,979,950	2,276,380	2,276,380

TOTAL EQUITY CONTRACTS					4,811,483

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	2,545	Sep 2025	285,318,359	6,160,744	6,160,744
CBOT US Treasury Long Bond Contracts (United States)	4,971	Sep 2025	573,218,438	22,947,310	22,947,310

TOTAL INTEREST RATE CONTRACTS					29,108,054

TOTAL PURCHASED					33,919,537

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	1,496	Sep 2025	467,780,500	(16,538,209)	(16,538,209)

TOTAL FUTURES CONTRACTS					17,381,328
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,595,605.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,660,573	136,855,827	184,020,579	427,936	-	-	36,495,821	36,488,524	0.1%
Total	83,660,573	136,855,827	184,020,579	427,936	-	-	36,495,821

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,726,521	172,585	125,316	37,691	(1,458)	(49,289)	9,723,043	1,261,095
Fidelity Series All-Sector Equity Fund	374,619,753	24,864,557	5,729,591	-	596,301	56,401,875	450,752,895	34,019,086
Fidelity Series Blue Chip Growth Fund	1,090,990,692	11,921,417	74,126,521	-	3,263,424	212,033,167	1,244,082,179	60,187,817
Fidelity Series Canada Fund	576,327,902	8,431,806	9,757,111	-	1,574,481	84,265,547	660,842,625	35,934,890
Fidelity Series Commodity Strategy Fund	40,677,982	448,532	468,535	-	(9,326)	(1,271,448)	39,377,205	433,288
Fidelity Series Emerging Markets Debt Fund	104,802,738	2,809,817	1,253,759	1,575,281	1,349	1,717,914	108,078,059	13,342,970
Fidelity Series Emerging Markets Debt Local Currency Fund	31,780,272	313,637	361,171	-	10,420	2,402,688	34,145,846	3,553,158
Fidelity Series Emerging Markets Fund	492,902,192	16,693,019	10,035,842	-	188,372	57,287,415	557,035,156	54,557,802
Fidelity Series Emerging Markets Opportunities Fund	1,972,798,698	51,554,252	33,172,232	-	2,472,039	235,746,346	2,229,399,103	104,080,257
Fidelity Series Floating Rate High Income Fund	19,353,129	619,409	231,819	394,585	(1,983)	46,454	19,785,190	2,233,091
Fidelity Series Growth Company Fund	1,987,835,910	20,923,898	153,662,657	-	3,400,464	376,144,112	2,234,641,727	89,100,547
Fidelity Series High Income Fund	109,157,423	3,033,335	1,282,332	1,822,060	16,216	3,195,805	114,120,447	12,968,233
Fidelity Series International Credit Fund	5,976,103	75,502	39,935	75,503	(239)	50,412	6,061,843	716,530
Fidelity Series International Developed Markets Bond Index Fund	182,117,366	10,230,796	2,119,948	889,206	(2,442)	2,327,829	192,553,601	22,081,835
Fidelity Series International Growth Fund	1,508,232,541	58,182,669	17,002,304	-	4,486,887	169,363,383	1,723,263,176	86,814,266
Fidelity Series International Small Cap Fund	264,985,560	1,076,939	19,982,776	-	2,151,803	45,095,611	293,327,137	14,784,634
Fidelity Series International Value Fund	1,592,774,037	16,394,291	79,028,312	-	15,076,207	177,270,274	1,722,486,497	112,801,997
Fidelity Series Intrinsic Opportunities Fund	286,924,478	4,958,105	3,248,686	-	(105,501)	18,881,709	307,410,105	27,946,373
Fidelity Series Investment Grade Bond Fund	4,655,899	13,323,927	11,470,250	98,524	108,499	130,058	6,748,133	668,132
Fidelity Series Large Cap Stock Fund	1,959,026,067	28,089,492	94,078,701	-	11,131,446	287,845,002	2,192,013,306	84,666,408
Fidelity Series Large Cap Value Index Fund	598,862,474	42,425,833	6,355,216	-	1,316,405	22,244,857	658,494,353	38,173,586
Fidelity Series Long-Term Treasury Bond Index Fund	879,955,953	109,059,390	19,170,894	8,284,608	(4,911,160)	(16,336,214)	948,597,075	176,319,159
Fidelity Series Opportunistic Insights Fund	1,181,726,120	13,384,300	69,558,467	-	6,672,247	201,771,721	1,333,995,921	49,315,931
Fidelity Series Overseas Fund	1,516,855,817	22,571,090	17,023,948	-	3,591,790	193,571,435	1,719,566,184	106,146,061
Fidelity Series Real Estate Income Fund	19,879,177	518,990	234,972	294,165	2,187	79,831	20,245,213	2,020,480
Fidelity Series Select International Small Cap Fund	3,669,022	11,649,112	109,022	-	3,786	2,098,882	17,311,780	1,299,683
Fidelity Series Small Cap Core Fund	59,416,914	3,187,750	455,837	-	(3,597)	4,696,469	66,841,699	5,732,564
Fidelity Series Small Cap Discovery Fund	181,922,428	7,573,015	2,155,588	3,333,860	(9,931)	10,458,415	197,788,339	18,263,005
Fidelity Series Small Cap Opportunities Fund	401,763,039	10,501,406	12,412,963	-	146,689	37,989,734	437,987,905	29,978,638
Fidelity Series Stock Selector Large Cap Value Fund	1,331,168,988	98,155,832	15,309,345	-	1,704,182	54,036,162	1,469,755,819	103,796,315
Fidelity Series Value Discovery Fund	1,227,916,759	82,437,427	13,085,807	-	2,576,884	35,853,178	1,335,698,441	82,603,490
	20,018,801,954	675,582,130	673,049,857	16,805,483	55,446,441	2,275,349,334	22,352,130,002

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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